Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Bunkers	$ 443	$ 0
Lubricants	4,958	742
Stores	192	0
Victualling	176	0
Total	$ 5,769	$ 742